Securities sold under repurchase agreements - Summary of securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Securities sold under repurchase agreements	R$ 31,839,344	R$ 15,638,407
National Treasury Bills
Disclosure of offsetting of financial liabilities [line items]
Securities sold under repurchase agreements	18,318,498	5,653,994
National Treasury Notes
Disclosure of offsetting of financial liabilities [line items]
Securities sold under repurchase agreements	13,497,944	8,533,113
Financial Treasury Bills
Disclosure of offsetting of financial liabilities [line items]
Securities sold under repurchase agreements	0	1,451,300
Debentures
Disclosure of offsetting of financial liabilities [line items]
Securities sold under repurchase agreements	R$ 22,902	R$ 0